Intangible Assets, Net - Schedule of Intangible Assets (Details) - Patents [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Useful Life	12 years	12 years
Gross Carrying Value	$ 2,230,570	$ 2,230,570
Accumulated Amortization	2,140,431	1,954,550
Net Carrying Value	$ 90,139	$ 276,020
Useful Life Remaining	6 months	1 year 6 months